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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JANUARY 27, 2009

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM CHINA FUND                         AIM LIBOR ALPHA FUND
AIM DEVELOPING MARKETS FUND            AIM TRIMARK ENDEAVOR FUND
AIM GLOBAL HEALTH CARE FUND            AIM TRIMARK FUND
AIM INTERNATIONAL TOTAL RETURN FUND    AIM TRIMARK SMALL COMPANIES FUND
AIM JAPAN FUND

Effective January 23, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM GLOBAL HEALTH CARE FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of October 31, 2007 (except as noted):

                                        OTHER REGISTERED MUTUAL   OTHER POOLED INVESTMENT        OTHER ACCOUNTS
                                       FUNDS MANAGED (ASSETS IN   VEHICLES MANAGED (ASSETS          MANAGED
                         DOLLAR               MILLIONS)                IN MILLIONS)          (ASSETS IN MILLIONS)
                        RANGE OF       --------------------------------------------------------------------------
                       INVESTMENTS        NUMBER                    NUMBER                    NUMBER
    "PORTFOLIO          IN EACH             OF                        OF                        OF
      MANAGER            FUND (1)        ACCOUNTS      ASSETS      ACCOUNTS       ASSETS     ACCOUNTS    ASSETS
------------------   ---------------   -----------   ----------   ----------   -----------   --------   ---------
                                                      AIM GLOBAL HEALTH CARE FUND
Dean Dillard (2)     $10,001-$50,000     None              None      None             None     None       None
Derek Taner               None             3         $  1,327.5       3        $     236.9     None       None

1 This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2 Mr. Dillard began serving as portfolio manager on AIM Global Health Care Fund on January 23, 2009. Ownership information for Mr. Dillard has been provided as of December 31, 2008."